Subsequent Events	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events

Note 17 – Subsequent Events

Increase in Authorized Common Stock

On October 13, 2023, shareholders of the Company approved an increase to the number of authorized shares of the Company’s common stock from 6,250,000 shares to 50,000,000 shares and the Company filed a Certificate of Amendment to its Articles of Incorporation with the Nevada Secretary of State on such date to increase its authorized shares of common stock from 6,250,000 shares to 50,000,000 shares.

NAYA Biosciences Merger

On October 22, 2023, the Company, INVO Merger Sub Inc., a wholly owned subsidiary of the Company and a Delaware corporation (“Merger Sub”), and NAYA Biosciences, Inc., a Delaware corporation (“NAYA”), entered into an Agreement and Plan of Merger, as amended on October 25, 2023 (the “Merger Agreement”).

Upon the terms and subject to the conditions set forth in the Merger Agreement, Merger Sub will merge (the “Merger”) with and into NAYA, with NAYA continuing as the surviving corporation and a wholly owned subsidiary of the Company.

At the effective time and as a result of the Merger, each share of Class A common stock, par value $0.000001 per share, of NAYA (the “NAYA common stock”) outstanding immediately prior to the effective time of the Merger, other than certain excluded shares held by NAYA as treasury stock or owned by the Company or Merger Sub, will be converted into the right to receive 7.33333 (subject to adjustment as set forth in the Merger Agreement) shares of a newly designated series of common stock, par value $0.0001 per share, of the Company which shall be entitled to ten (10) votes per each share (“Company Class B common stock”) for a total of approximately 18,150,000 shares of the Company (together with cash proceeds from the sale of fractional shares, the “Merger Consideration”).

Immediately following the effective time of the Merger, Dr. Daniel Teper, NAYA’s current chairman and chief executive officer, will be named chairman and chief executive officer of the Company, and the board of directors will be comprised of at least seven (7) directors, of which (i) one shall be Steven Shum, the Company’s current chief executive officer, and (ii) six shall be identified by NAYA, of which four (4) shall be independent directors.

The completion of the Merger is subject to satisfaction or waiver of certain customary mutual closing conditions, including (1) the adoption of the Merger Agreement by the stockholders of the Company and NAYA, (2) the absence of any injunction or other order issued by a court of competent jurisdiction or applicable law or legal prohibition prohibiting or making illegal the consummation of the Merger, (3) the completion of due diligence, (4) the completion of an interim private offering of shares of Company common stock at a price that is a premium to the market price of the Company common stock in an estimated amount of $5,000,000 or more of gross proceeds, (5) the aggregate of the liabilities of the Company, excluding certain specified liabilities, shall not exceed $5,000,000, (6) the receipt of waivers from any and all holders of warrants (and any other similar instruments) to securities of the Company, with respect to any fundamental transaction rights such warrant holders may have under any such warrants, (7) the continued listing of the Company common stock on NASDAQ through the effective time of the Merger and the approval for listing on NASDAQ of the shares of the Company common stock to be issued in connection with the Merger, the interim private offering, and a private offering of shares of Company common stock at a target price of $5.00 per share (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Company common stock) resulting in sufficient cash available for the Company for one year of operations, as estimated by NAYA, (8) the effectiveness of a registration statement on Form S-4 to be filed by the Company pursuant to which the shares of Company common stock to be issued in connection with the Merger will be registered with the SEC, and the absence of any stop order suspending such effectiveness or proceeding for the purpose of suspending such effectiveness being pending before or threatened by the SEC, and (9) the Company shall have received customary lock-up Agreement from certain Company stockholders. The obligation of each party to consummate the Merger is also conditioned upon (1) the other party having performed in all material respects its obligations under the Merger Agreement and (2) the other party’s representations and warranties in the Merger Agreement being true and correct (subject to certain materiality qualifiers); provided, however, that these conditions, other than with respects to certain representations and warranties, will be deemed waived by the Company upon the closing of the interim private offering.

The Merger Agreement contains termination rights for each of the Company and NAYA, including, among others: (1) if the consummation of the Merger does not occur on or before December 31, 2023 (the “End Date”), except that any party whose material breach of the Merger Agreement caused or was the primary contributing factor that resulted in the failure of the Merger to be consummated on or before the End Date, (2) if any governmental authority has enacted any law or order making illegal, permanently enjoining, or otherwise permanently prohibiting the consummation of the Merger, and (3) if the required vote of the stockholders of either the Company or NAYA has not been obtained. The Merger Agreement contains additional termination rights for NAYA, including, among others: (1) if the Company materially breaches its non-solicitation obligations or fails to take all action necessary to hold a stockholder meeting to approve the transactions contemplated by the Merger Agreement, (2) if the aggregate of the liabilities of the Company, excluding certain specified liabilities, exceed $5,000,000, (3) if NAYA determines that the due diligence contingency will not be satisfied by October 26, 2023, (4) if NAYA determines that the Company has experienced a material adverse effect, or (5) the Company material breaches any representation, warranty, covenant, or agreement such that the conditions to closing would not be satisfied and such breach is incapable of being cured, unless such breach is caused by NAYA’s failure to perform or comply with any of the covenants, agreements or conditions hereof to be performed or complied with by it prior to the closing.

If all of NAYA’s conditions to closing are satisfied or waived and NAYA fails to consummate the Merger, NAYA would be required to pay the Company a termination fee of $1,000,000. If all of the Company’s conditions to closing conditions are satisfied or waived and the Company fails to consummate the Merger, the Company would be required to pay NAYA a termination fee of $1,000,000.

Following the Merger, NAYA plans to operate in three sectors focused on: (a) increasing patient access to life-transforming treatments in oncology (“NAYA Oncology”); (b) fertility; and (c) regenerative medicine.

NAYA Oncology has acquired two clinical-stage bispecific antibody assets for the treatment of Hepatocellular Carcinoma and Multiple Myeloma from Cytovia Therapeutics (“Cytovia”), a biopharmaceutical company focused on immune cell engager bispecific antibodies and gene-edited cell therapeutics, for a consideration in cash and shares at an agreed price of $5 in the merged company.

Under the terms of the Merger Agreement, pending approval of the transaction by INVO’s, Cytovia’s, and NAYA’s stockholders and subject to key closing conditions, INVO will acquire 100% of the outstanding equity interests in NAYA by means of a reverse triangular merger, pursuant to which INVO will issue to NAYA more than eighty percent (80%) of its common stock, effectively resulting in a change of control.

Warrant Solicitation

On November 9, 2023, the Company announced that it had commenced a solicitation of waivers (the “Waiver Solicitation”) from holders of the Company’s common stock purchase warrants dated August 8, 2023 (the “Warrants”) of the holder’s right to exercise a payment option upon consummation of the Merger with NAYA. Receipt of the waivers is a condition to the consummation of the Merger. The Waiver Solicitation is being made pursuant to a notice of waiver solicitation (the “Notice of Waiver Solicitation”) and accompanying form of waiver, which the Company is sending to the holders of the Warrants. The Notice of Waiver solicitation sets forth the terms of the Warrant Solicitation. The Waiver Solicitation is scheduled to expire at 5:00 p.m., New York City time, on November 15, 2023.

Note 16 – Subsequent Events

January and March 2023 Convertible Note and Warrant Financings

In January and March 2023, we sold unsecured convertible notes of the Company in the aggregate original principal amount of $410,000 (the “Convertible Notes”) with a fixed conversion prices of $0.50 (for the $275,000 of January 2023 Notes) and $0.60 (for the $135,000 of March 2023 Notes) and (ii) 5-year warrants (the “Note Warrants”) to purchase 387,500 shares of the Company’s common stock at an exercise price of $1.00 (subject to adjustments) (the “Note and Warrant Private Placement”). The proceeds were used for working capital and general corporate purposes.

Interest on the Convertible Notes accrues at a rate of ten percent (10%) per annum and is payable at the holder’s option either in cash or in shares of the Company’s common stock at the conversion price set forth in the Convertible Notes on December 31, 2023, unless converted earlier.

All amounts due under the Convertible Notes are convertible at any time after the issuance date, in whole or in part (subject to rounding for fractional shares), at the option of the holders into the Company’s common stock at a fixed conversion price for the Notes as described above.

Upon any issuance by the Company of any of its equity securities in an underwritten offering, including Common Stock, for cash consideration, indebtedness or a combination thereof after the date hereof (a “Subsequent Equity Financing”), each holder shall have the option to convert the outstanding principal and accrued but unpaid interest of its Convertible Note into the number of fully paid and non-assessable shares of securities issued in the Subsequent Equity Financing equal to the product of unpaid principal, together with the balance of unpaid and accrued interest and other amounts payable hereunder, divided by the price per share paid by the investors in the Subsequent Equity Financing multiplied by 80%, provided however, that any conversion shall only be allowed if the Subsequent Equity Financing conversion price is equal to or greater than the Minimum Price (as defined in the Convertible Notes) including an appropriate allocation any warrants offered.

A Convertible Note may not be converted and shares of common stock may not be issued under the Convertible Notes if, after giving effect to the conversion or issuance, the holder together with its affiliates would beneficially own in excess of 9.99% of the Company’s outstanding ordinary shares.

The Company may prepay the Convertible Notes at any time in whole or in part by paying a s sum of money equal to 100% of the principal amount to be redeemed, together with accrued and unpaid interest.

The Company entered into a registration rights agreement with the holders of and of even date with the Convertible Notes (the “Note RRA”). Pursuant to the terms of Note RRA, if the Company determines to register any of its securities, either for its own account or the account of a security holder or holders, other than (i) a registration relating solely to employee benefit plans on Form S-8 (or any successor form) or (ii) a registration relating solely to a Commission Rule 145 transaction on Form S-4 (or any successor form), the Company will include in such registration, and in any underwriting involved therein, the shares underlying the Convertible Notes and Note Warrants delivered pursuant to the Note and Warrant Purchase Agreements, subject to, in the case of an underwritten registration, the discretion of the managing underwriter to reduce any or all piggyback registration shares if in its good faith judgment such inclusion would affect the successful marketing of the underwritten offering.

February 2023 Convertible Debentures

On February 3, and February 17, 2023, the Company entered into securities purchase agreements (the “February Purchase Agreements”) with accredited investors (the “February Investors”) for the purchase of (i) convertible debentures of the Company in the aggregate original principal amount of $500,000 (the “February Debentures”) for a purchase price of $450,000, (ii) warrants (the “February Warrant”) to purchase 250,000 shares (the “February Warrant Shares”) of the Company’s common stock par value $0.0001 per share (“Common Stock”) at an exercise price of $0.75 per share, and (iii) 83,333 shares of Common Stock (the “February Commitment Shares”) issued as an inducement for issuing the Debentures. The proceeds, net of placement agent and legal fees, are being used for working capital and general corporate purposes.

Pursuant to the February Debentures, interest on the February Debentures accrues at a rate of eight percent (8%) per annum and is payable at maturity, one year from the date of the February Debentures.

All amounts due under the February Debentures are convertible at any time after the issuance date, in whole or in part, at the option of the February Investors into Common Stock at an initial price of $0.52 per share. This conversion price is subject to adjustment for stock splits, combinations or similar events and anti-dilution provisions, among other adjustments and is subject to a floor price.

The Company may prepay the February Debentures at any time in whole or in part by paying a sum of money equal to 105% of the principal amount to be redeemed, together with accrued and unpaid interest.

While any portion of each February Debenture remains outstanding, if the Company receives cash proceeds of more than $2,000,000 (the “Minimum Threshold”) in the aggregate from any source or series of related or unrelated sources, the February Investors shall have the right in their sole discretion to require the Company to immediately apply up to 50% of all proceeds received by the Company above the Minimum Threshold to repay the outstanding amounts owed under the February Debentures.

The Company entered into a Registration Rights Agreement (the “February RRA”) with the February Investor that signed its purchase agreement on February 3, 2023 (the “Feb 3 Investor”). Pursuant to the terms of February RRA, the Company has agreed to file with the SEC an initial registration statement on Form S-3 (or Form S-1 if S-3 is not available) covering the resale of all of the securities acquired by the Feb 3 Investor under its February Purchase Agreement. The filing of such initial registration statement is to occur within 90 days of February 3, 2023.

On March 31, 2023, having received notice from the February Investor that signed its purchase agreement on February 17, 2023 (the “Feb 17 Investor”) requesting repayment of its February Debenture, the Company paid the Feb 17 Investor $170,000, including interest and the prepayment premium. After such payment, the principal due the Feb 17 Investor under its debenture was reduced from $200,000 to $39,849.

On April 3, 2023, having received notice from the Feb 3 requesting repayment of its February Debenture, the Company paid the Feb 3 Investor $213,879, including interest and the prepayment premium. After such payment, the principal due the Feb 3 Investor under its debenture was reduced from $300,000 to $100,000.

February 2023 Equity Purchase Agreement

On February 3, 2023, the Company entered into an equity purchase agreement (the “ELOC”) and registration rights agreement (the “ELOC RRA”) with the Feb 3 Investor pursuant to which the Company has the right, but not the obligation, to direct the Feb 3 Investor to purchase up to $10.0 million (the “Maximum Commitment Amount”) of shares of Common Stock, in multiple tranches. Further, under the ELOC and subject to the Maximum Commitment Amount, the Company has the right, but not the obligation, to submit notices to the Feb 3 Investor to purchase shares of Common Stock (i) in a minimum amount of not less than $25,000 and (ii) in a maximum amount of up to the lesser of (a) $750,000 or (b) 200% of the Company’s average daily trading value of the Common Stock.

Also on February 3, 2023, the Company issued to the Feb 3 Investor 150,000 shares of Common Stock for its commitment to enter into the ELOC.

The obligation of the Feb 3 Investor to purchase shares of Common Stock pursuant to the ELOC ends on the earlier of (i) the date on which the purchases under the ELOC equal the Maximum Commitment Amount, (ii) 24 months after the date of the ELOC (February 3, 2025), (iii) written notice of termination by the Company, (iv) the date that the ELOC RRA is no longer effective after its initial effective date, or (v) the date that the Company commences a voluntary case or any person or entity commences a proceeding against the Company pursuant to or within the meaning of federal or state bankruptcy law, a custodian is appointed for the Company or for all or substantially all of its property, or the Company makes a general assignment for the benefit of its creditors (the “Commitment Period”).

During the Commitment Period, the price that Feb 3 Investor will pay to purchase the shares of Common Stock that it is obligated to purchase under the ELOC shall be 97% of the “market price,” which is defined as the lesser of (i) the lowest closing price of our Common Stock during the 7 trading day-period following the clearance date associated with the applicable put notice from the Company or (ii) the lowest closing bid price of the Common Stock on the principal trading market for the Common Stock (currently, the Nasdaq Capital Market) on the trading day immediately preceding a put date.

Wisconsin Fertility Institute Acquisition

On March 16, 2023, INVO, through Wood Violet Fertility LLC, a Delaware limited liability company (“Wood Violet”) and wholly owned subsidiary of INVO Centers LLC, a Delaware company wholly-owned by INVO, entered into binding purchase agreements to acquire Wisconsin Fertility Institute (“Wisconsin Fertility”) for a combined purchase price of $10 million.

The purchase price is payable in four installments of $2.5 million each (which payments may be offset by assumption of certain Wisconsin Fertility liabilities, payable at closing and on each of the subsequent three anniversaries of closing. The sellers have the option to take all or a portion of the final three installments in shares of INVO common stock valued at $6.25, $9.09, and $14.29, for the second, third, and final installments, respectively.

Wisconsin Fertility is comprised of (a) a medical practice, Wisconsin Fertility and Reproductive Surgery Associates, S.C., a Wisconsin professional service corporation d/b/a Wisconsin Fertility Institute (“WFRSA”), and (b) a laboratory services company, Fertility Labs of Wisconsin, LLC, a Wisconsin limited liability company (“FLOW”). WFRSA owns, operates and manages the Clinic’s fertility practice that provides direct treatment to patients focused on fertility, gynecology and obstetrics care and surgical procedures, and employs physicians and other healthcare providers to deliver such services and procedures. FLOW provides WFRSA with related laboratory services.

March 2023 Registered Direct Offering

On March 23, 2023, INVO entered into a securities purchase agreement (the “March Purchase Agreement”) with a certain institutional investor, pursuant to which the Company agreed to issue and sell to such investor (i) in a registered direct offering, 1,380,000 shares (the “March Shares”) of Common Stock, and pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 2,300,000 shares of Common Stock, at an exercise price of $0.01 per share, and (ii) in a concurrent private placement, common stock purchase warrants (the “March Warrants”), exercisable for an aggregate of up to 5,520,000 shares of Common Stock, at an exercise price of $0.63 per share. The securities to be issued in the registered direct offering (priced at the marked under Nasdaq rules) were offered pursuant to the Company’s shelf registration statement on Form S-3 (File 333-255096) (the “Shelf Registration Statement”), initially filed by the Company with the SEC under the Securities Act of 1933, as amended (the “Securities Act”), on April 7, 2021 and declared effective on April 16, 2021. The Pre-Funded Warrants are exercisable upon issuance and will remain exercisable until all of the Pre-Funded Warrants are exercised in full.

The March Warrants (and the shares of Common Stock issuable upon the exercise of the Private Warrants) were not registered under the Securities Act and were offered pursuant to an exemption from the registration requirements of the Securities Act provided in Section 4(a)(2) of the Securities Act and Rule 506(b) promulgated thereunder. The March Warrants are immediately exercisable upon issuance, will expire eight years from the date of issuance, and in certain circumstances may be exercised on a cashless basis.

On March 27, 2023, the Company closed the offering, raising gross proceeds of approximately $3 million before deducting placement agent fees and other offering expenses payable by the Company. In the event that all March Warrants are exercised for cash, the Company would receive additional gross proceeds of approximately $3.5 million. Under the March Purchase Agreement, the Company may use a portion of the net proceeds of the offering to (a) repay February Debentures, and (b) to pay the down payment for Wisconsin Fertility acquisition. The remainder of the net proceeds will be used for working capital, capital expenditures, and other general corporate purposes.

Under the March Purchase Agreement, the Company is required within 30 days of the closing date of the offering to file a registration statement on Form S-1 (the “Resale Registration Statement”) registering the resale of the shares of Common Stock issuable upon the exercise of the March Warrants. The Company is required to use commercially reasonable efforts to cause such registration to become effective within 75 days of the closing date of the offering (or 120 days if the registration statement is subject to a full-review by the SEC), and to keep such registration statement effective at all times until no March Warrants remain outstanding.

In addition, pursuant to certain “lock-up” agreements, our officers and directors have agreed, for a period of 180 days from the date of the offering, not to engage in any of the following, whether directly or indirectly, without the consent of the March Purchase Agreement investor: offer to sell, sell, contract to sell pledge, grant, lend, or otherwise transfer or dispose of our common stock or any securities convertible into or exercisable or exchangeable for Common Stock (the “Lock-Up Securities”); enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of the Lock-Up Securities; make any demand for or exercise any right or cause to be filed a registration statement, including any amendments thereto, with respect to the registration of any Lock-Up Securities; enter into any transaction, swap, hedge, or other arrangement relating to any Lock-Up Securities subject to customary exceptions; or publicly disclose the intention to do any of the foregoing.

Stock Incentive Plan Issuances

During the first quarter of 2023, the Company issued 185,736, shares of common stock to employes and consultants under the 2019 Stock Incentive Plan.

Wisconsin Fertility Institute [Member]
Subsequent Events

Note 6 – Subsequent Events

On August 10, 2023, INVO Bioscience, Inc. (“INVO”), through Wood Violet Fertility LLC, a Delaware limited liability company (“Buyer”) and wholly owned subsidiary of INVO Centers LLC (“INVO CTR”), a Delaware company wholly-owned by INVO, consummated its acquisition of WFI for a combined purchase price of $10 million, of which $2.5 million was paid on the closing date (net cash paid was $2,150,000 after a $350,000 holdback) plus assumption of the inter-company loan owed by WFRSA in the amount of $528,756. The remaining three installments of $2.5 million each will be paid on the subsequent three anniversaries of closing. The sellers have the option to take all or a portion of the final three installments in shares of INVO common stock valued at $125.00, $181.80, and $285.80, for the second, third, and final installments, respectively.

INVO purchased the non-medical assets of WFRSA and one hundred percent of FLOW’s membership interests. The Buyer and WFRSA entered into a management services agreement pursuant to which WFRSA outsourced all its non-medical activities to the Buyer.

Note 6 – Subsequent Events

On March 16, 2023, INVO Bioscience Inc., a Nevada corporation (“INVO”), through Wood Violet Fertility LLC, a Delaware limited liability company (“Buyer”) and wholly-owned subsidiary of INVO Centers LLC, a Delaware company wholly-owned by INVO, entered into an Asset Purchase Agreement (the “APA”) with WFRSA and The Elizabeth Pritts Revocable Living Trust (the “Seller,” together with WFRSA, the “Seller Parties”) pursuant to which Buyer agreed to acquire the Purchased Assets (as defined in the APA) related to WFRSA’s business. Buyer also agreed to assume certain liabilities of WFRSA as set forth in the APA. Certain non-clinical assets, properties and rights of WFRSA shall be excluded from the Purchased Assets including patient lists, charts, records and ledgers, all contracts with Payors (as defined in the APA); all Health Care Permits (as defined in the APA).

The Buyer will deliver to WFRSA an amount equal to (all capitalized terms as defined in the APA) the Closing Payment at closing consisting of $500,000 less Target Closing Date Debt less the Holdback Amount of $280,000. Buyer has agreed to make the following Post-Closing Additional Payments of $500,000 on each of the first three anniversaries of closing provided that Seller may elect to receive shares of INVO common stock in lieu of such cash payments as follows: (i) 80,000 shares of INVO common stock on the first additional payment date; (ii) 55,000 shares of INVO common stock on the second additional payment date and (iii) 35,000 shares of INVO common stock on the third additional payment date. The Additional Payments are secured by Seller having a subordinated lien on the Purchased Assets.

On March 16, 2023, Buyer entered into a Membership Interest Purchase Agreement (the “MIPA”) with FLOW, IVF Science, LLC, a Wisconsin limited liability company owned by Wael Megid, Ph.D., and Dr. Elizabeth Pritts as trustee for the Elizabeth Pritts Revocable List Trust, a Trust created under the laws of the State of Wisconsin (each, a “Selling Member” and collectively, the “Selling Members”). Under the MIPA the Selling Members agreed to sell to Buyer 100% of the Membership Interests of FLOW for a purchase price equal to (all capitalized terms as defined in the MIPA) the Initial Purchase Price, which is equal to (i) two million dollars ($2,000,000) minus (ii) the Closing Indebtedness minus (iii) any Transaction Expenses minus (iv) the Holdback Amount of $70,000. In addition to the Initial Closing Payment, Purchaser has agreed to pay to the Selling Members additional payments of $2,000,000 within 90-days of each of the first three anniversaries of closing provided that Selling Members may elect to receive shares of INVO common stock in lieu of such cash payments as follows: (i) 320,000 shares of INVO common stock on the first additional payment date; (ii) 220,000 shares of INVO common stock on the second additional payment date and (iii) 140,000 shares of INVO common stock on the third additional payment date. These additional payments are secured by the Selling Members having a lien on the assets of FLOW.

Cytovia Therapeutics Inc [Member]
Subsequent Events

  11. Subsequent events

The Company evaluates subsequent events through the date of issuance of the financial statements. On October 18th, 2023, the entered into Asset Purchase Agreement with Cytovia Therapeutics Holdings. Inc and Cytovia Therapeutics, LLC for the purpose of accruing two assets CYT303 and CYT 338. Details of this transaction are described in note 7.

Cytovia Therapeutics, LLC, fully paid its short-term loan to the Company on October 17th, 2023.

  8. Subsequent events

The Company evaluates subsequent events through the date of issuance of the financial statements. On October 18th, 2023, the entered into Asset Purchase Agreement with Cytovia Therapeutics Holdings. Inc and Cytovia Therapeutics, LLC for the purpose of accruing two assets CYT303 and CYT 338. Details of this transaction are described in note 4.